Investment Strategy	Jan. 31, 2026
Distillate U.S. Fundamental Stability & Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed equity securities, selected based on the Adviser’s assessment of a company’s valuation, cash flow stability, and balance sheet quality (“fundamental factors”), as described below.
In selecting securities for the Fund, Distillate Capital Partners LLC, the Fund’s investment adviser (“Distillate” or the “Adviser”), first considers companies that meet the Adviser’s criteria for (i) profitability, (ii) historical cash flow, and (iii) liquidity (based on the average daily traded value of the security).
Companies that satisfy such criteria are then reviewed using the Adviser’s proprietary measures of: (i) the company’s valuation, which takes into account the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value), and (ii) the volatility of the company’s historical and projected cash flows (“cash flow stability”). The Adviser then seeks to identify the most undervalued companies using these proprietary measures. A company’s “normalized” free cash flow reflects its estimated free cash flow, adjusted to account for nonrecurring items. Such “normalized” values enable a more accurate comparison of different companies’ regular free cash flows. A company’s enterprise value is calculated based primarily on the company’s market capitalization and indebtedness. Of the companies meeting these criteria, the Fund invests in large-capitalization equity securities. A large-capitalization company is defined as one of the roughly 500 largest U.S.-listed companies based on free-float market capitalization.
In assessing a company’s balance sheet quality, the Adviser considers a company’s financial indebtedness. Typically, the Fund does not invest in companies with significant leverage, based on the Adviser’s proprietary debt-to-income calculation.
The Adviser evaluates investments applying the fundamental factor criteria described above and adjusts the Fund’s portfolio accordingly on at least a quarterly basis. The Adviser, in its discretion, may include or exclude companies from the Fund’s portfolio based on unusual data or fundamental conditions that the Adviser believes would cause a security’s inclusion or exclusion to be inconsistent with the Fund’s principal investment strategy. Although the Adviser seeks to select companies that demonstrate fundamental stability, the value of such companies may still be subject to volatility over short or long periods of time.
As part of this review, the Adviser generally sells a stock when it no longer satisfies the Adviser’s investment criteria discussed above. A stock will be sold if it becomes overvalued as measured using the Adviser’s measure of free cash flow. This could be the result of stock price appreciation, free cash flow erosion, or other eligible stocks presenting even more attractive valuation opportunities. Additionally, a stock will be sold if the company takes on additional debt or reports a reduction in income such that it no longer satisfies the Adviser’s measure of financial indebtedness. Finally, a stock may be sold if it no longer satisfies the Adviser’s measure of cash flow stability.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in U.S. assets. For purposes of this policy, the Fund considers securities that are traded principally in the United States to be “U.S. assets”. As of January 13, 2026, the Fund had significant exposure to the health care, industrials, and information technology sectors.
Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in U.S. assets. For purposes of this policy, the Fund considers securities that are traded principally in the United States to be “U.S. assets”. As of January 13, 2026, the Fund had significant exposure to the health care, industrials, and information technology sectors.
Distillate International Fundamental Stability & Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in globally listed large- and mid-capitalization equity securities and depositary receipts of non-U.S. companies, selected based on the Adviser’s assessment of a company’s valuation, cash flow stability, and balance sheet quality (“fundamental factors”), as described below.
In selecting securities for the Fund, Distillate Capital Partners LLC, the Fund’s investment adviser (“Distillate” or the “Adviser”), first considers companies that meet the Adviser’s criteria for (i) profitability, (ii) historical cash flow, and (iii) liquidity (based on the average daily traded value of the security).
Companies that satisfy such criteria are then reviewed using the Adviser’s proprietary measures of: (i) the company’s valuation, which takes into account the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value), and (ii) the volatility of the company’s historical and projected cash flows (“cash flow stability”). The Adviser then seeks to identify the most undervalued companies using these proprietary measures. A company’s “normalized” free cash flow reflects its estimated free cash flow, adjusted to account for nonrecurring items. Such “normalized” values enable a more accurate comparison of different companies’ regular free cash flows. A company’s enterprise value is calculated based primarily on the company’s market capitalization and indebtedness.
In assessing a company’s balance sheet quality, the Adviser considers a company’s financial indebtedness. Typically, the Fund does not invest in companies with significant leverage, based on the Adviser’s proprietary debt-to-income calculation.
The Adviser evaluates investments applying the fundamental factor criteria described above and adjusts the Fund’s portfolio accordingly on at least a quarterly basis. The Adviser, in its discretion, may include or exclude companies from the Fund’s portfolio based on unusual data or fundamental conditions that the Adviser believes would cause a security’s inclusion or exclusion to be inconsistent with the Fund’s principal investment strategy. Although the Adviser seeks to select companies that demonstrate fundamental stability, the value of such companies may still be subject to volatility over short or long periods of time.
The Fund may invest in companies in the following geographic regions: the Americas (North America ex-United States & South America), Europe, the Middle East & Africa, Japan, China/Hong Kong, and Asia & Australia ex-Japan/China/Hong Kong. For companies headquartered in China/Hong Kong, only such companies’ Hong Kong-listed securities are eligible for consideration. The Fund eliminates U.S. companies (i.e., those with their headquarters in the United States) from consideration.
The Adviser considers the liquidity of the country’s stock markets, accessibility to foreign investors, operational complexity, price transparency, and capital controls, when selecting securities for the Fund. The Adviser may include a depositary receipt in lieu of a foreign ordinary share. In addition, the Fund may include companies organized in emerging market nations or whose shares trade primarily in emerging market nations.
Companies in the real estate development and real estate investment trust industries, as defined by the FactSet Revere Business Industry Classification Systems (“RBICS”), are eliminated from consideration.
As part of this review, the Adviser generally sells a stock when it no longer satisfies the Adviser’s investment criteria discussed above. A stock will be sold if it becomes overvalued as measured using the Adviser’s measure of free cash flow. This could be the result of stock price appreciation, free cash flow erosion, or other eligible stocks presenting even more attractive valuation opportunities. Additionally, a stock will be sold if the company takes on additional debt or reports a reduction in income such that it no longer satisfies the Adviser’s measure of financial indebtedness. Finally, a stock may be sold if it no longer satisfies the Adviser’s measure of cash flow stability.
As of January 13, 2026, the Fund had significant exposure to companies in Europe and Japan. As of January 13, 2026, the Fund had significant exposure to the consumer sector.
Distillate Small/Mid Cash Flow ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities of small- and mid-capitalization companies. The Fund considers companies whose market capitalization, at the time of purchase, places them in the lowest 10% of the total market capitalization of the U.S. equity market to be small-cap and mid-cap companies. Under these market capitalization guidelines, based on market capitalization data as of January 13, 2026, the market capitalization of such a company would be equal to or less than $13,481 million. This threshold will change due to market conditions.
In selecting securities for the Fund, Distillate Capital Partners LLC, the Fund’s investment adviser (“Distillate” or the “Adviser”) considers companies that: (i) are headquartered in the United States; (ii) have sufficient liquidity (based on the average daily traded value of the security); (iii) have reported free cash flow data for the last three fiscal years; and (iv) have a forward earnings before interest, taxes, depreciation and amortization (“EBITDA”) estimate. Further, companies for which there is a negative forward 12 month free cash flow estimate from FactSet Research Systems, Inc. will be eliminated from consideration.
Companies are then reviewed using the Adviser’s proprietary measure of the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value). In selecting securities, the Adviser seeks to identify the most undervalued companies using this proprietary measure. The Adviser also considers a company’s financial indebtedness to measure quality; the Fund does typically not invest in companies with significant leverage, based on the Adviser’s proprietary debt-to-income calculation. A company’s valuation and leverage calculation are referred to as “fundamental factors.” The Adviser may include or exclude companies from the Fund’s portfolio based on unusual data or fundamental conditions that the Adviser believes would cause a security’s inclusion or exclusion to go against the spirit of the fundamental factors.
The Adviser generally sells a stock when it no longer satisfies the Adviser’s investment criteria discussed above. A stock will be sold if it becomes overvalued as measured using the Adviser’s measure of free cash flow. This could be the result of stock price appreciation, free cash flow erosion, or other eligible stocks presenting even more attractive valuation opportunities. Additionally, a stock will be sold if the company takes on additional debt or reports a reduction in income such that it no longer satisfies the Adviser’s measure of financial indebtedness.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in small- and mid-capitalization companies. A company whose capitalization is no longer within the market capitalization range of small- or mid-capitalization companies (as defined herein) after the purchase of its shares by the Fund will continue to be considered a small- or mid-capitalization company for purposes of the 80% policy.
As of January 13, 2026, the Fund had significant exposure to the consumer, industrials, information technology, and energy sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in small- and mid-capitalization companies. A company whose capitalization is no longer within the market capitalization range of small- or mid-capitalization companies (as defined herein) after the purchase of its shares by the Fund will continue to be considered a small- or mid-capitalization company for purposes of the 80% policy.